Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Environmental Turf Services, LLC [Member]
Schedule of Accounts Receivable

As of June 30, 2016 and September 30, 2016, accounts receivables consisted of the following:

	June 30, 2016	September 30, 2016
Amounts billed:
Completed contracts	$233,850	$280,839
Less: Allowance for doubtful accounts	(33,742)	(33,742)
	$200,108	$247,097

As of December 31, 2015 and 2014, accounts receivables consisted of the following:

	2015	2014
Amounts billed:
Completed contracts	$328,972	$91,795

Less: Allowance for doubtful accounts	(33,742)	(33,742)
	$295,230	$58,053